COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain Contingencies [Line Items]
Operating Leases, Rent Expense, Contingent Rentals	$ 529	$ 603	$ 581
Contingent Liabilities	$ 40